INCOME TAXES - Taxes reconciliation (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Loss before taxation	$ (3,819,822)	$ (1,133,698)
Computed expected tax expense	(763,964)	(226,739)
Non-taxable or non-deductible expenses	390,630	68,012
Change in valuation allowances	373,338	216,362
Income tax (credit) expense	$ (4)	$ 57,635
Tax Jurisdiction of Domicile [Extensible Enumeration]	country:CN	country:CN